Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Registrant Name	Berkshire Grey, Inc.
Document Type	POS AM
Amendment Flag	false
Entity Central Index Key	0001824734
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2994421
Entity Address, Address Line One	140 South Road
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	833
Local Phone Number	848-9900
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	140 South Road
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	833
Local Phone Number	848-9900
Contact Personnel Name	Thomas Wagner